Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Income tax rate	25.00%	25.00%	25.00%
Accrued withholding tax	¥ 0
Unrecognized tax benefit	5,494	¥ 4,892	¥ 4,892	$ 789	$ 703
Interest expense on unrecognized tax benefit	0	0	0
Accumulated interest expenses recorded in unrecognized tax benefit	¥ 0	0	¥ 0
PRC [Member]
Income tax rate	25.00%
High and New Technology Enterprise, tax rate	15.00%
Deductible tax losses	¥ 325,745	¥ 246,882		$ 46,790
PRC [Member] | EHang Intelligent [Member]
High and New Technology Enterprise, tax rate	15.00%
PRC [Member] | EHang GZ [Member]
High and New Technology Enterprise, tax rate	15.00%
PRC [Member] | EHang Egret GD [Member]
High and New Technology Enterprise, tax rate	15.00%
CHINA
Withholding tax rate for non-PRC resident enterprises	10.00%
Minimum [Member] | PRC [Member]
Deductible tax losses, period	5 years
Maximum [Member] | PRC [Member]
Deductible tax losses, period	10 years
Austrian Minister Of Finance [Member]
Income tax rate	25.00%
Hong Kong [Member]
Income tax rate	16.50%